Equity (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital

(i) Share capital

	As of June 30,
	2019	2018	2017	2019	2018	2017
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	498,626,208	482,639,654	428,221,398	910,405	889,481	830,425
Less: Treasury Shares	(3,500,000)	(3,500,000)	(3,500,000)	—	—	—
Total Contributed Equity	495,126,208	479,139,654	424,721,398	910,405	889,481	830,425

Summary of Movements in Ordinary Share Capital

(ii) Movements in ordinary share capital

	As of June 30,			As of June 30,
	2019	2018	2017	2019	2018	2017
	Shares No.			(U.S. dollars, in thousands)
Opening balance	482,639,654	428,221,398	381,373,137	889,481	830,425	770,272
Issues of ordinary shares during the period
Exercise of share options(1)	313,108	289,245	272,579	258	116	149
Share based compensation for services rendered	1,209,187	540,051	280,911	1,170	662	240
Payment for contingent consideration	—	6,029,545	—	—	10,000	—
Entitlement offer to existing eligible shareholders	—	36,191,982	—	—	40,449	—
Placement of shares under an equity facility agreement	—	2,000,000	—	—	—	—
Placement of shares under a share placement agreement(2)	14,464,259	—	46,294,771	20,000	—	61,710
Placement of shares under a license agreement	—	892,857	—	—	1,000	—
Transaction costs arising on share issue	—	—	—	(817)	(2,869)	(1,959)
	15,986,554	45,943,680	46,848,261	20,611	49,358	60,140
Unissued ordinary shares during the period
Placement of shares under a share placement agreement	—	8,474,576	—	—	10,000	—
Transaction costs arising on share issue	—	—	—	—	(340)	—
	—	8,474,576	—	—	9,660	—
Total contributions of equity during the period	15,986,554	54,418,256	46,848,261	20,611	59,018	60,140

Share options reserve transferred to equity on exercise of options	—	—	—	313	38	13
Ending balance	498,626,208	482,639,654	428,221,398	910,405	889,481	830,425

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Options Plan (“ESOP”). The shares issued and share capital received upon the exercise of options are recorded above.

(2)

During the year ended June 30, 2019, a $20.0 million equity purchase of Mesoblast Limited at A$1.86 per share, representing a 20% premium to a blended volume weighted average price calculated over three months, one month and one day.

Summary of Reserves

(i) Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2019	2018
Share-based payments reserve	80,034	75,974
Investment revaluation reserve	17	21
Foreign currency translation reserve	(39,413)	(39,276)
	40,638	36,719

Summary of Reconciliation of Reserves

(ii) Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2019	2018
Opening balance	75,974	69,919
Transfer to ordinary shares on exercise of options	(313)	(38)
Share option expense for the year	4,363	5,959
Reclassification of modified options to/(from) liability	10	134
Closing Balance	80,034	75,974

Investment revaluation reserve
Opening balance	21	(303)
Changes in the fair value of financial assets through other comprehensive income	(4)	324
Closing Balance	17	21

Foreign currency translation reserve
Opening balance	(39,276)	(38,373)
Currency (loss)/gain on translation of foreign operations net assets	(137)	(903)
Closing Balance	(39,413)	(39,276)